SCHEDULE OF LOANS FROM FINANCIAL INSTITUTIONS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Opening Balance	$ 2,077,290	$ 89,298
Change in factoring for the period		647,860	89,298
New loan advances	905,319	1,595,041
Interest included in repayments		101,072
Accrued interest expense	80,604	42,924
Loan repayments	(1,420,735)	(398,905)
Closing Balance	1,642,477	2,077,290	89,298
Factoring loan [member]
IfrsStatementLineItems [Line Items]
Opening Balance	737,158	89,298
Change in factoring for the period		647,860	89,298
New loan advances	905,319
Closing Balance	1,642,477	737,158	89,298
PO financing loan [member]
IfrsStatementLineItems [Line Items]
Opening Balance	920,041
Change in factoring for the period
New loan advances		920,041
Loan repayments	(920,041)
Closing Balance		920,041
Jan 29, 2024 loan [member]
IfrsStatementLineItems [Line Items]
Opening Balance
Change in factoring for the period
New loan advances		200,000
Interest included in repayments		58,440
Accrued interest expense
Loan repayments		(258,440)
Closing Balance
April 30, 2024 loan [member]
IfrsStatementLineItems [Line Items]
Opening Balance	30,920
Change in factoring for the period
New loan advances		125,000
Interest included in repayments		39,519
Accrued interest expense	2,912
Loan repayments	(33,832)	(133,599)
Closing Balance		30,920
September 4, 2024 loan [member]
IfrsStatementLineItems [Line Items]
Opening Balance	238,432
Change in factoring for the period
New loan advances		200,000
Accrued interest expense	31,607	38,432
Loan repayments	(270,039)
Closing Balance		238,432
December 2, 2024 ballon loan [member]
IfrsStatementLineItems [Line Items]
Opening Balance	104,492
Change in factoring for the period
New loan advances		100,000
Accrued interest expense	30,541	4,492
Loan repayments	(135,033)
Closing Balance		104,492
December 2, 2024 monthly loan [member]
IfrsStatementLineItems [Line Items]
Opening Balance	46,247
Change in factoring for the period
New loan advances		50,000
Interest included in repayments		3,113
Accrued interest expense	15,543
Loan repayments	(61,790)	(6,866)
Closing Balance		$ 46,247